FAIR VALUE DISCLOSURES - Estimated Fair Values of Financial Instruments (Detail) - USD ($)	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Financial assets
Investment securities held-to-maturity	$ 654,008,000		$ 763,254,000
Other investments	53,140,000		51,077,000
FDIC indemnification asset	1,900,000		12,000,000
Deposits
Noninterest-bearing	1,662,058,000		1,547,985,000
Savings	2,462,420,000		2,142,189,000
Time	1,317,105,000		1,321,843,000
Total deposits	6,895,046,000	$ 9,987,298	6,525,788,000
Carrying value
Financial assets
Cash and short-term investments	184,624,000		204,048,000
Investment securities held-to-maturity	654,008,000		763,254,000
Other investments	53,140,000		51,077,000
Loans held for sale	11,502,000		13,135,000
Loans and leases, net of ALLL	5,959,162,000		5,699,521,000
Interest Receivable	24,496,000		18,503,000
Deposits
Noninterest-bearing	1,662,058,000		1,547,985,000
Interest-bearing demand	1,453,463,000		1,513,771,000
Savings	2,462,420,000		2,142,189,000
Time	1,317,105,000		1,321,843,000
Total deposits	6,895,046,000		6,525,788,000
Short-term borrowings	814,565,000		807,912,000
Long-term debt	119,654,000		119,589,000
Interest Payable	5,104,000		5,049,000
Fair value
Financial assets
Cash and short-term investments	184,624,000		204,048,000
Investment securities held-to-maturity	653,101,000		763,575,000
Loans held for sale	11,502,000		13,135,000
Loans and leases, net of ALLL	6,006,656,000		5,754,845,000
Interest Receivable	24,496,000		18,503,000
Deposits
Noninterest-bearing	1,662,058,000		1,547,985,000
Interest-bearing demand	1,453,463,000		1,513,771,000
Savings	2,462,420,000		2,142,189,000
Time	1,306,674,000		1,316,333,000
Total deposits	6,884,615,000		6,520,278,000
Short-term borrowings	814,565,000		807,912,000
Long-term debt	117,908,000		117,878,000
Interest Payable	5,104,000		5,049,000
Fair Value, Inputs, Level 1 [Member] | Fair value
Financial assets
Cash and short-term investments	184,624,000		204,048,000
Investment securities held-to-maturity	0		0
Loans held for sale	0		0
Loans and leases, net of ALLL	0		0
Interest Receivable	0		0
Deposits
Noninterest-bearing	0		0
Interest-bearing demand	0		0
Savings	0		0
Time	0		0
Total deposits	0		0
Short-term borrowings	814,565,000		807,912,000
Long-term debt	0		0
Interest Payable	204,000		410,000
Fair Value, Inputs, Level 2 [Member] | Fair value
Financial assets
Cash and short-term investments	0		0
Investment securities held-to-maturity	653,101,000		763,575,000
Loans held for sale	11,502,000		13,135,000
Loans and leases, net of ALLL	0		0
Interest Receivable	8,265,000		5,705,000
Deposits
Noninterest-bearing	1,662,058,000		1,547,985,000
Interest-bearing demand	1,453,463,000		1,513,771,000
Savings	2,462,420,000		2,142,189,000
Time	1,306,674,000		1,316,333,000
Total deposits	6,884,615,000		6,520,278,000
Short-term borrowings	0		0
Long-term debt	117,908,000		117,878,000
Interest Payable	4,900,000		4,639,000
Fair Value, Inputs, Level 3 [Member] | Fair value
Financial assets
Cash and short-term investments	0		0
Investment securities held-to-maturity	0		0
Loans held for sale	0		0
Loans and leases, net of ALLL	6,006,656,000		5,754,845,000
Interest Receivable	16,231,000		12,798,000
Deposits
Noninterest-bearing	0		0
Interest-bearing demand	0		0
Savings	0		0
Time	0		0
Total deposits	0		0
Short-term borrowings	0		0
Long-term debt	0		0
Interest Payable	$ 0		$ 0